Equity investments measured at fair value through other comprehensive income	12 Months Ended
Dec. 31, 2021
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Equity investments measured at fair value through other comprehensive income
17	EQUITY INVESTMENTS MEASURED AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME

	December 31, 2021	December 31, 2020
	RMB	RMB
Chengdu Huaqi Houpu Holding Co., Ltd.	534	228
China Pacific Insurance (Group)Co., Ltd.	133	188
Other items	501	486

	1,168	902

Dividends amounting to RMB 17 were received on these investments during the year ended December 31, 2021 (2020
：
RMB 25, 2019
：
RMB 22).